Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) - USD ($)
$ in Millions
	Nov. 30, 2021	Nov. 30, 2020
Derivatives, Fair Value [Line Items]
Derivative assets	$ 1	$ 0
Derivative liabilities	13	10
Interest rate swaps | Cash flow hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	160	248
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	1
Cross currency swaps | Cash flow hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	201
Cross currency swaps | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	8	0
Cross currency swaps | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets	1	0
Interest rate swaps | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	5
Interest rate swaps | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 3	$ 5